HC Strategic Shares | THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO
The Intermediate Term Municipal Bond II Portfolio
Investment Objective
The investment objective of The Intermediate Term Municipal Bond II Portfolio is to provide as high a level of current income exempt from Federal income tax, as is consistent with the preservation of capital.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HC Strategic Shares THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO HC Strategic Shares
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HC Strategic Shares THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO HC Strategic Shares
Management Fees	0.17%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.26%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example	HC Strategic Shares THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO HC Strategic Shares USD ($)
1 Year	$ 27
3 Years	84
5 Years	146
10 Years	$ 331

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 21.51% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Tax Exempt Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital 3-15 Year Blend Municipal Bond Index, currently three to fifteen years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.
Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:
  Tax Risk – Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio’s municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for Federal tax purposes.
Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.
  Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:
  Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.
  Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.
  Call/Prepayment Risk – Municipal Securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.
  Extension Risk – These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.
  Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
  Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.
  Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table Performance.
The chart and table below show how The Intermediate Term Municipal Bond II Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on July 13, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31
[1]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2015 through September 30, 2015 (non-annualized) was 1.53%.

Best quarter:	2nd Qtr. 2011	3.26%
Worst quarter:	2nd Qtr. 2013	-2.15%

Average Annual Total Returns (for the periods ended 12/31/14)
Average Annual Total Returns - HC Strategic Shares - THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO	One Year	Since Inception	Inception Date
HC Strategic Shares	3.93%	3.16%	Jul. 13, 2010
HC Strategic Shares | – After Taxes on Distributions	3.83%	3.11%	Jul. 13, 2010
HC Strategic Shares | – After Taxes on Distributions and Sale of Portfolio Shares	3.15%	2.92%	Jul. 13, 2010
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.81%	2.82%	Jul. 13, 2010

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.